Consolidated Statement of Changes In Stockholders' Equity - USD ($)	Total	Class A Common Stock [Member]	Class B Common Stock [Member]	Additional Paid-in Capital	Accumulated Deficit
Balance at Jun. 05, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Jun. 05, 2020		0	0
Issuance of common stock to initial stockholder at approximately $0.0001 per share	25,000		$ 863	24,137
Issuance of common stock to initial stockholder at approximately $0.0001 per share (in Shares)			8,625,000
Sale of units in initial public offering, less fair value of public warrants	329,475,000	$ 3,450		329,471,550
Sale of units in initial public offering, less fair value of public warrants (in Shares)		34,500,000
Underwriters' discount and offering expenses	(18,608,160)			(18,608,160)
Class A common stock subject to possible redemption	(288,516,400)	$ (2,885)		(288,513,515)
Class A common stock subject to possible redemption (in Shares)		(28,851,640)
Net income	(17,375,434)		$ 17,375,434		(17,375,434)
Balance at Dec. 31, 2020	5,000,006	$ 565	$ 863	22,374,012	(17,375,434)
Balance (in Shares) at Dec. 31, 2020		5,648,360	8,625,000
Class A common stock subject to possible redemption	(8,134,220)	$ (82)		(8,134,138)
Class A common stock subject to possible redemption (in Shares)		(813,422)
Net income	8,134,222				8,134,222
Balance at Mar. 31, 2021	$ 5,000,008	$ 483	$ 863	$ 14,239,874	$ (9,241,212)
Balance (in Shares) at Mar. 31, 2021		4,834,938	8,625,000